CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
NET REVENUES	$ 47,696	$ 50,391	$ 47,103
COST OF REVENUES	(17,709)	(19,635)	(18,316)
GROSS PROFIT	29,987	30,756	28,787
OPERATING EXPENSES:
Research and development - net	(7,369)	(6,149)	(5,986)
Selling and marketing	(17,761)	(11,425)	(8,034)
General and administrative	(7,971)	(7,008)	(7,475)
TOTAL OPERATING EXPENSES	(33,101)	(24,582)	(21,495)
OPERATING INCOME (LOSS)	(3,114)	6,174	7,292
FINANCIAL INCOME - net	257	471	499
INCOME (LOSS) BEFORE TAXES ON INCOME	(2,857)	6,645	7,791
TAXES ON INCOME	(458)	(407)	(406)
SHARE IN PROFITS OF EQUITY INVESTEES	392	445	453
NET INCOME (LOSS)	(2,923)	6,683	7,838
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized loss on marketable securities	(181)	(159)	(125)
Currency translation adjustments on equity investees	(111)	(98)	(202)
Changes in unrealized gains (losses) in respect of derivative instruments designated for cash flow hedge	327	(150)	328
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (2,888)	$ 6,276	$ 7,839
EARNINGS (LOSS) PER SHARE:
Basic	$ (0.13)	$ 0.30	$ 0.36
Diluted	$ (0.13)	$ 0.29	$ 0.34
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER SHARE:
Basic	22,739,181	22,506,955	21,902,057
Diluted	22,739,181	23,282,865	23,210,573